SIGNIFICANT CUSTOMERS (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Revenue [Member] | Customer C [Member]
Concentration percentage	27.00%	7.00%	31.00%	9.00%	6.00%	0.00%
Net Revenue [Member] | Customer A [Member]
Concentration percentage	44.00%	45.00%	41.00%	48.00%	44.00%	42.00%
Net Revenue [Member] | Customer B [Member]
Concentration percentage					2.00%	1.00%
Accounts receivable [Member] | Customer A [Member]
Concentration percentage	0.00%		83.00%		75.00%	74.00%
Accounts receivable [Member] | Customer E [Member]
Concentration percentage			15.00%		0.00%	8.00%
Accounts receivable [Member] | Customer D
Concentration percentage			0.00%		17.00%	0.00%